Goodwill - Gross Amount and Accumulated Impairment Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Gross amount	$ 3,274,964	$ 1,549,436
Accumulated impairment losses	(4,012)	(4,012)
Goodwill, net	3,270,952	1,545,424	$ 1,547,397
North America Services
Goodwill [Line Items]
Gross amount	70,796	70,796
Accumulated impairment losses	(182)	(182)
Goodwill, net	70,614	70,614	70,614
International Services
Goodwill [Line Items]
Gross amount	25,937	29,081
Accumulated impairment losses	(1,605)	(1,605)
Goodwill, net	24,332	27,476	30,076
Merchant Services
Goodwill [Line Items]
Gross amount	2,144,061	415,973
Accumulated impairment losses	(2,225)	(2,225)
Goodwill, net	2,141,836	413,748	413,748
Netspend
Goodwill [Line Items]
Gross amount	1,034,170	1,033,586
Goodwill, net	$ 1,034,170	$ 1,033,586	$ 1,032,959